Income taxes - Summary of Provision for Income Taxes Reflects Effective Tax Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure representing major components of tax expense income [line items]
Income before taxes	$ 563.7	$ 414.0
Combined statutory tax rate	23.00%	23.00%
Computed income tax expense	$ 129.7	$ 95.2
Increase (decrease) resulting from:
Share-based compensation	1.1	0.5
Non-taxable foreign exchange (gain) loss	0.2	(0.1)
Unrecognized deferred tax asset		(69.9)
Recognition of deferred tax asset	(378.6)	0.0
Adjustments related to prior years	(0.4)	(27.1)
Other	1.6	1.4
Deferred income tax recovery	$ (246.4)	$ 0.0